UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Axial Capital Management LLC

Address:    101 Park Avenue, 48th Floor
            New York, New York  10178

13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Eliav Assouline
Title:      Managing Member
Phone:      (212) 984-2100

Signature, Place and Date of Signing:


/s/ Eliav Assouline             New York, New York             February 16, 2010
--------------------        ------------------------           -----------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $1,006,597
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   28-11700                Axial Capital, LP

(2)   28-13254                Axial Capital Institutional, LP

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6      COL 7          COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION     MGRS   SOLE SHARED     NONE
--------------                --------------   ------     --------  -------   --- ----  ----------     ----   ---- ------     ----
AOL INC                       COM              00184X105   37,650   1,617,256 SH        SHARED/DEFINED  1,2   0     1,617,256  0
CHIPOTLE MEXICAN GRILL INC    CL A             169656105    6,876      78,000 SH        SHARED/DEFINED  1,2   0        78,000  0
COMCAST CORP NEW              CL A SPL         20030N200   37,412   2,336,806 SH        SHARED/DEFINED  1,2   0     2,336,806  0
COVANTA HLDG CORP             COM              22282E102   27,332   1,510,917 SH        SHARED/DEFINED  1,2   0     1,510,917  0
DIAMONDS TR                   UNIT SER 1       252787106  220,756   2,121,226 SH        SHARED/DEFINED  1,2   0     2,121,226  0
DIRECTV                       COM CL A         25490A101   19,925     597,455 SH        SHARED/DEFINED  1,2   0       597,455  0
DUN & BRADSTREET CORP DEL NE  COM              26483E100   12,693     150,444 SH        SHARED/DEFINED  1,2   0       150,444  0
ELECTRONIC ARTS INC           COM              285512109   11,584     652,612 SH        SHARED/DEFINED  1,2   0       652,612  0
EQUIFAX INC                   COM              294429105   30,598     990,535 SH        SHARED/DEFINED  1,2   0       990,535  0
ISHARES TR INDEX              DJ US REAL EST   464287739   81,169   1,767,618 SH        SHARED/DEFINED  1,2   0     1,767,618  0
ISHARES TR INDEX              RUSSELL 2000     464287655  120,362   1,927,650 SH        SHARED/DEFINED  1,2   0     1,927,650  0
LORILLARD INC                 COM              544147101   12,466     155,377 SH        SHARED/DEFINED  1,2   0       155,377  0
M & F WORLDWIDE CORP          COM              552541104    6,138     155,400 SH        SHARED/DEFINED  1,2   0       155,400  0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT   55608B105   17,545   1,428,734 SH        SHARED/DEFINED  1,2   0     1,428,734  0
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   15,532     336,112 SH        SHARED/DEFINED  1,2   0       336,112  0
QLT INC                       COM              746927102   26,762   5,395,479 SH        SHARED/DEFINED  1,2   0     5,395,479  0
QUALCOMM INC                  COM              747525103   24,764     535,321 SH        SHARED/DEFINED  1,2   0       535,321  0
SPDR GOLD TRUST               GOLD SHS         78463V107   43,444     404,848 SH        SHARED/DEFINED  1,2   0       404,848  0
SPDR TR                       UNIT SER 1       78462F103  242,987   2,180,426 SH        SHARED/DEFINED  1,2   0     2,180,426  0
SYNAPTICS INC                 COM              87157D109   10,601     345,888 SH        SHARED/DEFINED  1,2   0       345,888  0

SK 21635 0002 1071388